Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from related party for future shipments	$ 1,261,648	$ 1,139,619	$ 0
finance leases
Operating lease, term	7 years 2 months 16 days
Equipment [Member]
Operating lease, term	3 years
Property [Member] | Minimum [Member]
Operating lease, term	5 years
Property [Member] | Maximum [Member]
Operating lease, term	20 years